BUSINESS COMBINATIONS - IDENTIFIABLE ASSETS AND LIABILITIES (Details) - CNY (¥)			12 Months Ended
		Oct. 26, 2016	Dec. 31, 2016
BUSINESS COMBINATIONS [abstract]
Cash outflow occurred in business acquisition		¥ 0
Inventories		23,110,000
Fixed assets (Note 6)		648,890,000	¥ 648,890,000
Construction-in-progress (Note 7)		59,992,000
Less: Employee benefits obligation undertaken to be borne by the Company		(24,727,000)	¥ 24,727,000
Total identifiable net assets		707,265,000
Total consideration	[1]	¥ 707,265,000

[1]	(a) The total consideration of approximately RMB707,265,000 had been offset against the trade receivables due from Guangzhou Railway Group, GRCL and CSRC to the Group. Therefore, no actual cash outflow occurred in the business acquisition.